Equity-Based Compensation - Predecessor Promissory Notes Fair Value Measurements (Details)	6 Months Ended	11 Months Ended	12 Months Ended
	Jun. 21, 2020	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of expected time to exit (years)		3 years 6 months
Range of volatilities, Minimum	55.00%		55.00%
Range of volatilities, Maximum	63.09%		63.09%
Range of risk-free interest rates, Minimum	1.33%		1.33%
Range of risk-free interest rates, Maximum	1.62%		1.62%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of expected time to exit (years)			5 years
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of expected time to exit (years)			3 years
Predecessor Promissory Notes
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of risk-free interest rates, Minimum	1.85%		1.85%
Range of risk-free interest rates, Maximum	1.91%		1.91%
Predecessor Promissory Notes | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of expected time to exit (years)	5 years
Predecessor Promissory Notes | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of expected time to exit (years)	3 years